Acquisitions and Divestitures - Additional Information (Detail)				1 Months Ended				3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2016 USD ($)	Aug. 02, 2016 USD ($) a Well shares	Jun. 15, 2016 USD ($)	Jan. 31, 2015 USD ($) a Well	Sep. 30, 2014 USD ($) a	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($) a Wells	Sep. 30, 2016 USD ($) Boe	Jun. 30, 2016 a Boe	Mar. 31, 2016 USD ($) a	Jun. 30, 2016 USD ($) a	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Production related to property barrels of oil equivalents per day | Boe								436	86
Purchase and sale agreement date	Sep. 26, 2016
Business divestitures sale price	$ 14,000,000		$ 2,200,000
Business divestiture closing date												Oct. 31, 2016
Impairment of oil and gas properties								$ 29,100,000				$ 29,100,000
Acquisition of oil and gas properties												3,115,000	$ 7,032,000	$ 8,723,497	$ 70,978,282
Gain (loss) on divestitures of business			$ 1,900,000			$ 461,000
Business divestiture effective date of divestiture											Jul. 01, 2016
Number of non-operated wells working interest exchanged | Well				2
Loss on exchange of oil and gas properties				$ (629,000)
Proceeds from sales of oil and gas properties						$ 3,200,000						$ 2,720,000			$ 3,200,000
La Salle
Business Acquisition [Line Items]
Payments to acquire land										$ 770,000
Area of land acquired | a										220
Gonzales
Business Acquisition [Line Items]
Payments to acquire land											$ 1,600,000
Area of land acquired | a									1,088		1,088
Juneau Energy, LLC | Brazos County
Business Acquisition [Line Items]
Purchase and sale agreement date		Aug. 02, 2016
Net mineral acres | a		1,300
Acquisition of oil and gas properties		$ 5,500,000
Productive Oil Wells, Number of Wells | Well		2
Undivided interest acquired in producing wells		50.00%
Eagle Ford Shale
Business Acquisition [Line Items]
Acquisition of oil and gas properties							$ 70,737,000
Area of land acquired | a							15,232
Area of land acquired, Net | a							13,156
Eagle Ford Shale | Proven Oil And Gas Properties
Business Acquisition [Line Items]
Acquisition of oil and gas properties							$ 58,490,000
Eagle Ford Shale | Unproved Oil And Gas Properties
Business Acquisition [Line Items]
Acquisition of oil and gas properties							12,247,000
Eagle Ford Shale | La Salle
Business Acquisition [Line Items]
Acquisition of oil and gas properties					$ 2,500,000		$ 2,385,000
Payments to acquire land				$ 500,000
Area of land acquired | a				159	720		1,240
Number of wells | Wells							4
Eagle Ford Shale | La Salle | Proven Oil And Gas Properties
Business Acquisition [Line Items]
Acquisition of oil and gas properties							$ 750,000
Eagle Ford Shale | La Salle | Unproved Oil And Gas Properties
Business Acquisition [Line Items]
Acquisition of oil and gas properties							$ 1,635,000
Common Class A | Juneau Energy, LLC | Brazos County
Business Acquisition [Line Items]
Shares of common stock payable in total purchase | shares		500,227